Tax on Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax Text Block Abstract
Schedule of theoretical tax on the pre-tax income and the tax expense
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Loss before income tax	14,891	12,706	16,366
Statutory tax rate	0%	0%	0%
Income tax at the statutory tax rate	-	-	-
Expenses not recognized for tax purposes	-	-	(488)
Recondition of deferred tax asset with were not recognized on prior periods	(3)	(18)	(369)
Income tax benefit	(3)	(18)	(857)

Schedule of income tax expense (benefit)
	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Current	2	-	(488)
Deferred taxes, net	(5)	(18)	(369)
	(3)	(18)	(857)

Schedule of the company’s deferred tax liabilities
	December 31, 2021	December 31, 2020	December 31, 2019
Deferred tax liabilities:
Intangible assets	-	-	23
Total	-	-	23